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                                SEMIANNUAL REPORT

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[LOGO](R)
NEW ENGLAND FUNDS(R)

Where The Best Minds Meet(R)

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                                                                     New England
                                                          Massachusetts Tax Free
                                                                     Income Fund

                                [Graphic omitted]

----------------
June 30, 1997
----------------

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                                                                     AUGUST 1997

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DEAR NEW ENGLAND FUNDS SHAREHOLDER,

[Photo of Henry L.P. Schmelzer]

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets

Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.

Strategic initiatives deliver shareholder benefits

Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

Sincerely,

/S/Henry L.P. Schmelzer
   Henry L.P. Schmelzer, President

-------------------------------------------------------------------------------
                 NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND
-------------------------------------------------------------------------------

                                      AWARD-WINNING SERVICE -- TWO YEARS RUNNING
-------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        [Logo]           DALBAR, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet.


                                        INVESTMENT RESULTS THROUGH JUNE 30, 1997
-------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                  See next page [symbol - hand pointing right]

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                 NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

-------------------------------------------------------------------------------

[A chart appears here illustrating the growth of a $10,000 investment in the Massachusetts Tax Free Fund's Class A shares since 6/30/87 compared to the Lehman Municipal Index and the Cost of Living. The plot points for this chart are as follows.]

--------------------------------------------------------------------------------
                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                           JUNE 1987 THROUGH JUNE 1997
         COMPARED TO LEHMAN MUNICIPAL INDEX(4) AND THE COST OF LIVING(5)

                                               LEHMAN
             NET ASSET      WITH MAXIMUM      MUNICIPAL
              VALUE(1)     SALES CHARGE(2)    INDEX(4)       COST OF LIVING(5)
             --------      --------------     ---------     ------------------
6/30/87       $10,000         $ 9,575          $10,000          $10,000
6/88          $10,704         $10,249          $10,742          $10,396
6/89          $11,731         $11,232          $11,966          $10,933
6/90          $12,219         $11,699          $12,780          $11,444
6/91          $13,186         $12,626          $13,932          $11,982
6/92          $14,761         $14,133          $15,572          $12,352
6/93          $16,597         $15,891          $17,434          $12,722
6/94          $16,293         $15,601          $17,469          $13,039
6/95          $17,538         $16,793          $19,004          $13,435
6/96          $18,674         $17,881          $20,266          $13,804
6/97          $20,148         $19,292          $22,090          $14,104

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
                 NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND
--------------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/97
--------------------------------------------------------------------------------
  CLASS A (Inception 3/23/84)     YTD         1 YEAR        5 YEAR     10 YEAR
  Net Asset Value(1)              3.35%        7.89%         6.42%       7.26%
  With Max. Sales Charge(2)      -1.02         3.30          5.49        6.79
  Lehman Municipal Index(4)       3.62         9.00          7.08        8.17
  Lipper MA Municipal Average(6)  2.85         7.64          6.54        7.64

--------------------------------------------------------------------------------
                                                                        SINCE
  CLASS B (Inception 9/13/93)     YTD         1 YEAR        3 YEARS   INCEPTION
  Net Asset Value(1)              3.03%        7.20%         6.65%       3.58%
  With CDSC(3)                   -1.97         2.20          5.77        2.91
  Lehman Municipal Index(4)       3.62         9.00          7.72        5.41
  Lipper MA Municipal Average(6)  2.85         7.64          7.09        4.41

--------------------------------------------------------------------------------

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

                                                            YIELDS AS OF 6/30/97
--------------------------------------------------------------------------------
                                     CLASS A             CLASS B

       SEC 30-day Yield(7)            4.91%              4.48%
       Taxable Equivalent Yield(8)    9.24               8.43

  NOTES TO CHARTS

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.25% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4) Lehman Municipal Index is an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(7) SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines.

(8) Taxable equivalent yield is based on the maximum combined federal and Massachusetts state income tax bracket of 46.85%. The alternative minimum tax may apply. Some federal and state taxes may apply.

--------------------------------------------------------------------------------
                 NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

--------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Q. How did New England Massachusetts Tax Free Income Fund perform over the past six months?
----------------------
[Photo of James Welch]
----------------------

   James Welch
      Back Bay
Advisors, L.P.

The Fund posted strong performance. For the six-month period ended June 30, 1997, the Fund (Class A shares at net asset value) generated a total return of 3.35%, reflecting the reinvestment of $0.435 per share in dividend income and a change in share price to $16.61 on June 30, from $16.50 six months ago. The Fund's performance placed it ahead of the 2.85% average return for its peer group of 53 Massachusetts Municipal funds, as measured by Lipper Analytical Services. At the end of the period, the Fund's 30-day SEC yield was 4.91% for Class A shares. To equal that yield, a taxable investment would have to offer a yield of 9.24%, for investors in the maximum combined federal and Massachusetts state income tax bracket of 46.85%.

Q. What was the environment like for municipal bonds during the period?

Very favorable. Stronger economic growth, which helped push income and corporate tax receipts higher, and rising property assessments increased municipal revenues. With growing incomes, state and local governments found less need to issue bonds, reducing the supply of new municipal securities.

The economy's strength, however, sparked investor concerns about inflation, driving interest rates higher. The Federal Reserve Board, echoing these concerns, raised the benchmark federal funds rate by one-quarter percentage point in March 1997. (The federal funds rate is the rate at which banks may borrow money overnight.) Despite stronger economic activity, price pressures remained well contained; and when signs of slower employment growth and consumer spending appeared later in the period, interest rates declined. Low inflation also benefited the tax-exempt sector by enhancing the "real" rate of return earned by municipal bonds -- that is, the return received by investors after adjusting for inflation.

Q. What strategies did you use in managing the Fund?

We focused on duration management and targeted bonds offering attractive relative value. Measured in years, duration gauges a bond's sensitivity to changes in interest rates -- the longer the duration, the greater the sensitivity to interest rate changes. As interest rates rose, we shortened the Fund's average duration to improve price stability. We extended duration gradually as it appeared that interest rates would decline. As of June 30, 1997, the average duration of holdings stood at 6.73 years.

We also selected bonds that we believed would benefit from economic strength and low inflation. In addition to state and local obligations, these included transportation bonds, specifically those issued by the Massachusetts Bay Transportation Authority (MBTA) and Logan Airport. The health care and education sectors also comprised a substantial portion of assets. The health care industry continues to consolidate and provide, we believe, considerable opportunity.

Finally, the Fund took advantage of opportunities offered by bonds issued by the Commonwealth of Puerto Rico and its authorities. These bonds are exempt from federal, state and local taxes nationwide. Puerto Rican officials accelerated their new issuance calendar, creating a bulge in supply. This pushed the yields of these issues higher (compared to other bonds) and prices lower, presenting attractive relative value.

Q. What is your outlook for the next six months?

Generally positive. The Massachusetts economy continues to exhibit strength, keeping pace with that of the nation. Fiscally, the Commonwealth also continues to improve. We look for supply of municipal bonds to remain limited and demand to be steady -- a favorable combination for the Massachusetts municipal marketplace. In this environment, our current strategy will remain unchanged -- we'll continue to look for attractive relative values by targeting situations that we believe will benefit from solid economic growth and low inflation.

--------------------------------------------------------------------------------
                 NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     CREDIT QUALITY COMPOSITION -- 6/30/97
--------------------------------------------------------------------------------

                       AAA .....................   49.6%
                       AA ......................    7.8%
                       A .......................   26.5%
                       BBB .....................    7.6%
                       Other ...................    8.5%

Quality is based on ratings supplied by Standard & Poor's.

Average Credit Quality = AA             Average Portfolio Maturity = 19.5 Years

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Investments as of June 30, 1997
(unaudited)

TAX EXEMPT OBLIGATIONS--96.7% OF TOTAL NET ASSETS
                                                                RATINGS (c)
                                                                (UNAUDITED)
                                                            ---------------------
     FACE                                                                 STANDARD
    AMOUNT    ISSUER                                         MOODY'S      & POOR'S          VALUE (a)
------------------------------------------------------------------------------------------------------
              MASSACHUSETTS BAY TRANSPORTATION
                AUTHORITY--2.8%
$  3,520,000  General Transportation Systems, Series A,
                5.000%, 3/01/19, (FGIC)  ................      Aaa          AAA           $  3,285,850
                                                                                          ------------
              MASSACHUSETTS MUNICIPAL--3.6%
   1,000,000  Haverhill, 5.000%, 6/15/17 (FGIC) .........      AAA          AAA                934,110
   1,000,000  Haverhill, Series A, 7.000%,
                6/15/12 (FGIC) ..........................      Aaa          AAA              1,101,900
   1,000,000  Nantucket, 6.800%, 12/01/11  ..............       A            --              1,099,440
   1,000,000  Worcester, 6.900%, 5/15/07 (FGIC) .........      Aaa          AAA              1,121,750
                                                                                          ------------
                                                                                             4,257,200
                                                                                          ------------
              MASSACHUSETTS STATE--6.8%
   6,950,000  Refunding Series A, 6.500%,
                11/01/14 (MBIA) .........................      Aaa          AAA              7,964,353
                                                                                          ------------
              MASSACHUSETTS STATE HEALTH & EDUCATION
                FACILITY AUTHORITY--24.0%
   1,500,000  Beverly Hospital Ribs, 7.170%, 6/18/20
                (MBIA) ..................................      Aaa          AAA              1,530,945
   3,000,000  Boston University Ribs, Series L, 9.132%,
                10/01/31, (MBIA)  .......................      Aaa          AAA              3,432,540
   1,750,000  Charlton Memorial Hospital, Series B,
                7.250%, 7/01/13  ........................      A2            A               1,907,062
   3,000,000  Dana Farber, Series G-1, 6.250%, 12/01/22        A1            A               3,113,700
   1,000,000  Faulkner Hospital, Series C, 6.000%,
                7/01/13 .................................     Baa1           --              1,001,880
   1,100,000  Harvard University Series N, 6.250%,
                4/01/20 .................................      Aaa          AAA              1,226,137
   2,400,000  Medical Center of Central Mass., CIass A,
                7.000%, 7/01/12  ........................      A3            A               2,557,248
   1,000,000  New England Baptist, Series B, 7.300%,
                7/01/11  ................................     Baa1          BBB+             1,072,040
   1,220,000  New England Deaconess Hospital, Series D,
                6.875%, 4/01/22, (AMBAC)  ...............      Aaa          AAA              1,333,106
   1,190,000  New England Medical Center, Series F,
                6.625%, 7/01/25, (FGIC)  ................      Aaa          AAA              1,283,796
   2,000,000  North Adams Regional Hospital, Series C,
                6.750%, 7/01/09  ........................      --           BBB-             2,106,300
   4,340,000  Saints Memorial Medical Center, Series A,
                6.000%, 10/01/23                               B1            --              3,892,850
   1,500,000  Valley Regional Health System, Series B,
                Pre-refunded, 8.000%, 7/01/18  ..........      Aaa          AAA              1,678,080
   1,000,000  Valley Regional Health System, Series C,
                6.250%, 7/01/11, (Connie Lee)  ..........      Aaa          AAA              1,082,720
   1,000,000  Wentworth Institute of Technology,
                Series A, 7.400%, 4/01/10, (AMBAC)  .....      Aaa          AAA              1,096,870
                                                                                          ------------
                                                                                            28,315,274
                                                                                          ------------
              MASSACHUSETTS STATE HOUSING FINANCE
                AGENCY--18.7%
   2,500,000  Housing Revenue, Series A, 6.375%,
                4/01/21 .................................      A1            A+              2,601,025
     215,000  Housing Revenue, Series A, 9.000%,
                12/01/18 ................................      --            --                220,723
   1,350,000  Housing Revenue, Series B, 6.500%, 7/01/25
                (AMBAC) .................................      Aaa          AAA              1,419,863

     715,000  Multifamily Residential Development, Series
                A, 7.650%, 2/01/28, (FNMA)  .............      Aaa          AAA                757,857
   2,000,000  Residential Development, Series A, 6.900%,
                11/15/24, (FNMA)  .......................      Aaa          AAA              2,099,420
   2,500,000  Residential Development, Series E, 6.250%,
                11/15/12, (FNMA)  .......................      Aaa          AAA              2,604,425
   2,000,000  Residential Development, Series F, 6.250%,
                11/15/12, (FNMA)  .......................      Aaa          AAA              2,083,540
   1,300,000  Residential Development, Series I, 6.900%,
                11/15/25, (FNMA)  .......................      Aaa          AAA              1,382,979
   3,020,000  Single Family Mortgage, Series 13, 7.950%,
                6/01/23  ................................      Aa            A+              3,224,907
   3,000,000  Single Family Mortgage, Series 21, 7.125%,
                6/01/25  ................................      Aa            A+              3,198,270
   1,975,000  Single Family Mortgage, Series 32, 6.600%,
                12/01/26  ...............................      Aa            A+              2,056,251
     400,000  Single Family Mortgage, Series 4, 7.375%,
                6/01/14  ................................      Aa            A+                409,488
                                                                                          ------------
                                                                                            22,058,748
                                                                                          ------------
              MASSACHUSETTS STATE INDUSTRIAL FINANCE
                AGENCY--9.6%
   2,000,000  College of The Holy Cross, Pre-refunded,
                6.450%, 1/01/12  ........................      Aaa          AAA              2,184,700
   2,000,000  FHA Briscoe House Assisted Living A,
                7.125%, 2/01/36  ........................      --           AAA              2,144,800
   1,500,000  First Healthcare Corp. Project, 7.750%, 4/
                01/19  ..................................      --            --              1,550,265
   1,000,000  Harvard Community Health Plan, Series B,
                7.750%, 10/01/08, (MBIA)  ...............      Aaa          AAA              1,062,250
     475,000  Ogden Haverhill Project, 7.250%, 12/01/06
                (AMBAC) .................................      Aaa          AAA                488,024
   1,000,000  Ogden Haverhill Project, 7.375%, 12/01/11
                (AMBAC) .................................      Aaa          AAA              1,028,550
   3,000,000  Worcester Polytechnic, Series II, 5.125%,
                9/01/27, (MBIA)  ........................      Aaa          AAA              2,818,260
                                                                                          ------------
                                                                                            11,276,849
                                                                                          ------------
              OTHER MASSACHUSETTS OBLIGATIONS--14.8%
   2,000,000  Consolidated Loan, Series A, 7.625%,
                6/01/08 .................................      Aaa           A+              2,262,280
   1,140,000  Massachusetts Educational Loan Authority,
                7.250%, 1/01/09, (AMBAC)  ...............      Aaa          AAA              1,203,224
   1,500,000  Massachusetts Municipal Wholesale Electric,
                6.750%, 7/01/08  ........................     Baa2          BBB+             1,605,825
   2,500,000  Massachusetts Municipal Wholesale Electric,
                6.750%, 7/01/11  ........................     Baa2          BBB+             2,667,325
   3,200,000  Massachusetts Water Resources Authority,
                Series B, 5.000%, 3/01/22, (MBIA)  ......     Aaa           AAA              2,932,736
   3,130,000  Massachusetts Water Resources Authority,
                Series A, 6.500%, 7/15/19  ..............      A            A                3,522,502
   3,000,000  New England Educational Loan, Sub-Issue H,
                6.900%, 11/01/09  .......................      A1            --              3,284,670
                                                                                          ------------
                                                                                            17,478,562
                                                                                          ------------

              OTHER OBLIGATIONS--8.3%
     500,000  Guam Airport Authority Revenue Bond, Series
                B, 6.400%, 10/01/05  ....................      --           BBB                525,730
   1,500,000  Guam Airport Authority Revenue Bond, Series
                B, 6.600%, 10/01/10  ....................      --           BBB              1,566,600
   3,400,000  Guam Power Authority Revenue Bond, Series
                A, 6.300%, 10/01/12  ....................      --           BBB              3,482,858
   3,850,000  Virgin Islands Public Financial Authority,
                Series A, 7.250%, 10/01/18  .............      --            --              4,194,229
                                                                                          ------------
                                                                                             9,769,417
                                                                                          ------------
              PUERTO RICO OBLIGATIONS--8.1%
   4,000,000  Aqueduct & Sewer Authority, 6.250%,
                7/01/13 .................................     Baa1           A               4,370,080
   1,000,000  Aqueduct & Sewer Authority, 10.250%,
                7/01/09 .................................     Aaa           AAA              1,394,670
   2,000,000  Aqueduct & Sewer Authority, Refunding,
                6.250%, 7/01/12  ........................     Baa1           A               2,197,040
   1,750,000  Public Buildings Authority Revenue, Series
                B, 5.000%, 7/01/27, (MBIA)  .............     Aaa           AAA              1,617,333
                                                                                          ------------
                                                                                             9,579,123
                                                                                          ------------
              Total Tax Exempt Obligations (Identified
                Cost $108,678,513) ......................                                  113,985,376
                                                                                          ------------

OPTIONS--0.1%
-------------------------------------------------------------------------------------------------------
         200  U.S. Treasury, 110 Put, 7/18/97  ..........                                       71,875
                                                                                          ------------
              Total Options (Identified Cost $69,750) ...                                       71,875
                                                                                          ------------
              Total Investments--96.8% (Identified Cost
                $108,748,263) (b) .......................                                  114,057,251
              Other assets less liabilities  ............                                    3,790,771
                                                                                          ------------
              Total Net Assets -- 100% ..................                                 $117,848,022
                                                                                          ============

FUTURE CONTRACTS--WRITTEN

                                                   AGGREGATE      MARKET
 CONTRACTS  DESCRIPTION       EXPIRATION              FACE         VALUE     DEPRECIATION
-----------------------------------------------------------------------------------------
    50     U.S. Treasury   September 19, 1997      $5,540,375   $5,553,125  $  (12,750)
                                                                            ==========

(a) See Note 1a.

(b) Federal Tax Information:
      At June 30, 1997 the net unrealized appreciation on investments based on cost of $108,748,263 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in
        which there is an excess value over tax cost ................       $5,382,250
      Aggregate gross unrealized depreciation for all investments in
        which there is an excess of tax cost over value .............          (73,262)
                                                                            ----------
                Net unrealized appreciation ..........................      $5,308,988
                                                                            ==========

      As of December 31, 1996, the Fund had a net tax basis capital loss carryforward of $2,261,034 expiring December 31, 2002.

(c) The ratings shown are believed to be the most recent ratings available at June 30, 1997. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 1997. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

    Legend of Portfolio abbreviations:

    AMBAC      -- American Municipal Bond Assurance Corp.
    Connie Lee -- College Construction Loan Insurance Association
    FGIC       -- Financial Guarantee Insurance Company
    FNMA       -- Federal National Mortgage Association
    FSA        -- Financial Security Assurance
    MBIA       -- Municipal Bond Investors Assurance Corp.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1997
(unaudited)

ASSETS
  Investments at value .......................................                         $114,057,251
  Cash .......................................................                                2,108
  Receivable for:
    Fund shares sold .........................................                              184,995
    Securities sold ..........................................                            3,215,076
    Accrued interest .........................................                            1,895,230
  Prepaid registration expense ...............................                                3,000
                                                                                       ------------
                                                                                        119,357,660
LIABILITIES
  Payable for:
    Securities purchased .....................................      $943,203
    Open futures contracts-net ...............................        12,750
    Fund shares redeemed .....................................       296,026
    Dividends declared .......................................       130,843
    Miscellaneous ............................................         4,038

  Accrued expenses:
    Management fees ..........................................        77,932
    Deferred trustees' fees ..................................         8,014
    Accounting and administrative ............................         2,666
    Other expenses ...........................................        34,166
                                                                    --------
                                                                                          1,509,638
                                                                                       ------------
NET ASSETS ...................................................                         $117,848,022
                                                                                       ============
  Net Assets consist of:
    Capital paid in ..........................................                         $114,467,845
    Distributions in excess of net investment income .........                              (20,374)
    Accumulated net realized losses ..........................                           (1,895,687)
    Unrealized appreciation on investments, options and
      futures contracts ......................................                            5,296,238
                                                                                       ------------
NET ASSETS ...................................................                         $117,848,022
                                                                                       ============

Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($111,133,401 divided by 6,691,870 shares of  beneficial
  interest) ..................................................                               $16.61
                                                                                             ======
Offering price per share (100/95.75 of $16.61) ...............                               $17.35*
                                                                                             ======
Net asset value and offering price of Class B shares
  ($6,714,621 divided by 405,047 shares of  beneficial
   interest) ................................................                                $16.58**
                                                                                             ======
Identified cost of investments ...............................                         $108,748,263
                                                                                       ============

 *Based upon single purchases of less than $100,000.
  Reduced sales charges apply for purchases in excess of this amount. **Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Interest ......................................................                         $3,637,430
  Expenses
    Management fees .............................................      $338,837
    Service and distribution fees - Class A .....................       190,727
    Service and distribution fees - Class B .....................        33,559
    Trustees' fees and expenses .................................        11,041
    Accounting and administrative ...............................        15,958
    Custodian ...................................................        41,053
    Transfer agent ..............................................       104,163
    Audit and tax services ......................................         9,050
    Legal .......................................................         9,956
    Printing ....................................................        13,906
    Registration ................................................         7,684
    Miscellaneous ...............................................         4,844
                                                                       --------
  Total expenses ................................................       780,778
  Less expenses waived by the investment adviser and subadviser .      (180,458)             600,320
                                                                       --------           ----------
  Net investment income .........................................                          3,037,110
                                                                                          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 OPTIONS AND FUTURES CONTRACTS
  Realized gain (loss) on:
    Investments - net ...........................................       478,076
    Futures contracts - net .....................................        52,798
    Options contracts - net .....................................      (165,526)
                                                                       --------
    Net realized gain (loss) on investments, options and futures
      contracts .................................................       365,348
                                                                       --------
  Unrealized appreciation (depreciation) on:
    Investments - net ...........................................       356,824
    Futures contracts - net .....................................       (12,750)
                                                                       --------
    Net unrealized appreciation on investments, options and
      futures contracts .........................................       344,074
                                                                       --------
  Net gain on investment transactions ...........................                            709,422
                                                                                          ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                         $3,746,532
                                                                                          ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)

                                                                                 SIX MONTHS
                                                               YEAR ENDED          ENDED
                                                              DECEMBER 31,        JUNE 30,
                                                                  1996              1997
                                                              ------------     -------------
FROM OPERATIONS
  Net investment income ..................................  $  6,386,751       $  3,037,110
  Net realized gain on investments, options and futures
    contracts ............................................       330,110            365,348
  Unrealized appreciation (depreciation) on investments,
    options and futures contracts ........................    (2,877,442)           344,074
                                                            ------------       ------------
  Increase in net assets from operations .................     3,839,419          3,746,532
                                                            ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ..............................................    (6,049,344)        (2,853,671)
    Class B ..............................................      (326,962)          (153,990)
                                                            ------------       ------------
                                                              (6,376,306)        (3,007,661)
                                                            ------------       ------------
  Decrease in net assets derived from capital share
    transactions .........................................    (4,013,362)        (3,266,858)
                                                            ------------       ------------
  Total decrease in net assets ...........................    (6,550,249)        (2,527,987)
NET ASSETS
  Beginning of the period ................................   126,926,258        120,376,009
                                                            ------------       ------------
  End of the period ......................................  $120,376,009       $117,848,022
                                                            ============       ============
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
  Beginning of the period ................................  $    (60,268)      $    (49,823)
                                                            ============       ============
  End of the period ......................................  $    (49,823)      $    (20,374)
                                                            ============       ============

                See accompanying notes to financial statements.

                                                                                  CLASS A
                                            --------------------------------------------------------------------------------------
                                                                                                                      SIX MONTHS
                                                                   YEAR ENDED DECEMBER 31,                                ENDED
                                            ----------------------------------------------------------------------      JUNE 30,
                                                 1992           1993          1994           1995          1996           1997
                                            -----------    -----------   -----------    -----------    -----------    -----------
Net Asset Value, Beginning
  of Period .............................   $     16.37    $     16.62   $     17.27    $     15.10    $     16.85    $     16.50
                                            -----------    -----------   -----------    -----------    -----------    -----------
Income From Investment Operations
Net Investment Income ...................          1.03           0.97          0.89           0.88           0.87           0.44
Net Realized and Unrealized
  Gain (Loss) on Investments ............          0.40           1.05         (2.15)          1.76          (0.35)          0.11
                                            -----------    -----------   -----------    -----------    -----------    -----------
Total From Investment Operations ........          1.43           2.02         (1.26)          2.64           0.52           0.55
                                            -----------    -----------   -----------    -----------    -----------    -----------
Less Distributions
Distributions From Net
  Investment Income .....................         (1.03)         (0.97)        (0.89)         (0.89)         (0.87)         (0.44)
Distributions in excess of
  Net Investment Income .................          0.00           0.00         (0.02)          0.00           0.00           0.00
Distributions From Net
  Realized Capital Gains ................         (0.15)         (0.40)         0.00           0.00           0.00           0.00
                                            -----------    -----------   -----------    -----------    -----------    -----------
Total Distributions .....................         (1.18)         (1.37)        (0.91)         (0.89)         (0.87)         (0.44)
                                            -----------    -----------   -----------    -----------    -----------    -----------
Net Asset Value,
  End of Period .........................   $     16.62    $     17.27   $     15.10    $     16.85    $     16.50    $     16.61
                                            ===========    ===========   ===========    ===========    ===========    ===========
Total Return (%) (b) ....................           9.1           12.4          (7.4)          17.8            3.2            3.4
Ratio of Operating Expenses
  to Average Net Assets (%) (a) .........          0.85           0.85          0.85           0.85           0.90           1.00(c)
Ratio of Net Investment Income to
  Average Net Assets (%) ................          6.25           5.58          5.63           5.46           5.31           5.29(c)

Portfolio Turnover Rate (%) .............            29             42            48            127            140            142(c)

Net Assets, End of Period (000) .........   $    91,932    $   128,797   $   107,565    $   120,229    $   112,934    $   111,133

(a) Effective September 1, 1996 expenses were voluntarily limited to 1.00% of Class A average net assets. Prior to that effective May 1, 1991 expenses were voluntarily limited to .85% of Class A average net assets. See Note
    4. The ratio of operating expenses to average net assets, without giving effect to this expense limitation would have been 1.26%, 1.21%, 1.24%, 1.24%, and 1.27% for the years ended December 31, 1992, 1993, 1994, 1995, and 1996, and 1.31% for the six months ended June 30, 1997.
(b) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

                                                                        CLASS B
                                      --------------------------------------------------------------------------
                                         SEPTEMBER 13(a)                                              SIX MONTHS
                                             THROUGH              YEAR ENDED DECEMBER 31,               ENDED
                                          DECEMBER 31,    --------------------------------------       JUNE 30,
                                              1993           1994          1995           1996           1997
                                          -------------      ----          ----           ----          ------
Net Asset Value, Beginning of Period ....   $  17.78       $  17.26      $  15.08       $  16.82       $  16.47
                                            --------       --------      --------       --------       --------
Income From Investment Operations
Net Investment Income ...................       0.25           0.77          0.78           0.75           0.38
Net Realized and Unrealized Gain
  (Loss) on Investments .................      (0.15)         (2.14)         1.74          (0.34)          0.11
                                            --------       --------      --------       --------       --------
Total From Investment Operations ........       0.10          (1.37)         2.52           0.41           0.49
                                            --------       --------      --------       --------       --------
Less Distributions
Distributions From Net Investment Income       (0.22)         (0.79)        (0.78)         (0.76)         (0.38)
Distributions in excess of
  Net Investment Income .................      (0.00          (0.02)        (0.00)         (0.00)          0.00
Distributions From Net Realized Capital
  Gains .................................      (0.40)          0.00          0.00           0.00           0.00
                                            --------       --------      --------       --------       --------
Total Distributions .....................      (0.62)         (0.81)        (0.78)         (0.76)         (0.38)
                                            --------       --------      --------       --------       --------
Net Asset Value, End of Period ..........   $  17.26       $  15.08      $  16.82       $  16.47       $  16.58
                                            ========       ========      ========       ========       ========
Total Return (%) (d) ....................        0.4           (8.0)         17.0            2.6            3.0
Ratio of Net Investment Income to
  Average Net Assets (%) ................       4.26(c)        4.98          4.81           4.66           4.64(c)
Portfolio Turnover Rate (%) .............         42             48           126            140            142(c)
Net Assets, End of Period (000) .........   $  1,289       $  4,523      $  6,697       $  7,442       $  6,715

(a) Commencement of operations.
(b) Effective September 1, 1996 expenses were voluntarily limited to 1.65% of Class B average net assets. Prior to that effective September 13, 1993 expenses were voluntarily limited to 1.50% of Class B average net assets.
    See Note 4. The ratio of operating expenses to average net assets, without giving effect to this expense limitation would have been 1.86% for the period ended December 31, 1993, 1.89%, 1.89% and 1.92% for the years ended
    December 31, 1994, 1995 and 1996 and 1.96% for the six months ended June 30,
    1997.
(c) Computed on an annualized basis.
(d) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
June 30, 1997
(unaudited)

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 13, 1993. Class A shares are sold with a maximum front end sales charge of 4.25%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment subadviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS AND FUTURES. CALLS AND PUTS. The Fund may write (sell) call and put options on securities to manage its exposure to interest rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the Fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The premium paid by a Fund for the purchase of a call or a put option is included in the asset section of the Fund's statement of assets and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

D. INTEREST RATE FUTURES CONTRACTS. The Fund may purchase and sell interest rate futures contracts to hedge against changes in the values of tax exempt municipal securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange, currently up to $3,000 per contract. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the Fund may not be able to close out its futures positions due to an illiquid secondary market.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the six months ended June 30, 1997 were $81,841,366 and $89,882,693, respectively.

Investments in written options for the Fund for the six months ended June 30, 1997 are summarized as follows:

                                                  WRITTEN OPTIONS
                                          ------------------------------
                                          NUMBER OF             PREMIUMS
                                          CONTRACTS             RECEIVED
                                          ---------             --------
Open at December 31, 1996 .........             0               $      0
Contracts opened ..................         1,550                507,281
Contracts closed ..................        (1,550)              (507,281)
                                             ----                -------
Open at June 30, 1997 .............             0               $      0
                                             ====               ========

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.60% of the first $100 million Fund's average daily net assets and 0.50% of such assets in excess of $100 million. NEFM pays the Fund's investment subadviser, Back Bay Advisors at the rate of 0.30% of the first $100 million of the Fund's average daily net assets and 0.25% of such assets in excess of $100 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay Advisors are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay Advisors under the management agreement in effect during the six months ended June 30, 1997 are as follows:

     FEES EARNED(a)
     --------------
     $169,418                    New England Funds Management, L.P.
     $169,419                    Back Bay Advisors, L.P.

(a) Before reduction pursuant to voluntary expense limitations. See note 4.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund,
(ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997 these expenses amounted to $15,958 and are shown separately in the financial statements as accounting and administrative.

C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Service and Distribution Plans relating to the Fund's Class A and Class B shares (the "Plans").

Under the Plans, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A and Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A and Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $54,491 and $ 8,389 in service fees for Class A and Class B shares, respectively.

Also under the Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.10% of the average daily net assets attributable to the Fund's Class A shares and up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class A and Class B shares, respectively. For the six months ended June 30, 1997, the Fund paid New England Funds $136,236 and $25,170 in distribution fees for Class A and Class B shares, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1997, amounted to $109,716.

D. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1997, the Fund paid New England Funds $79,290 as compensation for its services in that capacity.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

     Annual Retainer                                  $2,128
     Meeting Fee                                      $114/meeting
     Committee Meeting Fee                            $68/meeting
     Committee Chairman Annual Retainer               $51

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Effective September 1, 1996 until further notice to the Fund, Back Bay Advisors and NEFM have voluntarily agreed to reduce their management fees and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.00% of the Fund's Class A average daily net assets, and 1.65% of Class B average daily net assets. Prior to this effective May 1, 1991, Back Bay Advisors and NEFM had voluntarily agreed to reduce their management fees and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of the Fund's Class A average daily net assets and, effective September 13, 1993, 1.50% of Class B average daily net assets. From May 18, 1989 through April 30, 1991 Back Bay Advisors reduced its management fee and assumed expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.35%. As a result of the Fund's expenses exceeding the applicable voluntary expense limitation during the six months ended June 30, 1997, Back Bay Advisors reduced its subadvisory fee of $169,418 by $90,229 and NEFM reduced its advisory fee of $169,419 by $90,229.

5. CONCENTRATION OF CREDIT. The Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations.

6. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                                     YEAR ENDED                     SIX MONTHS ENDED
                                                  DECEMBER 31, 1996                   JUNE 30, 1997
                                          ---------------------------------  -------------------------------
CLASS A                                       SHARES            AMOUNT          SHARES           AMOUNT
-------                                   --------------   ---------------   ------------   ---------------
Shares sold ............................         812,524       $13,207,238        575,895      $  9,449,152
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
    income ...............................       275,016         4,511,684        130,089         2,142,499
                                              ----------       -----------       --------      ------------
                                               1,087,540        17,718,922        705,984        11,591,651
Shares repurchased .....................      (1,380,081)      (22,611,833)      (856,998)      (14,094,678)
                                              ----------       -----------       --------      ------------
Net decrease ...........................        (292,541)      $(4,892,911)      (151,014)     $ (2,503,027)
                                              ----------       -----------       --------      ------------

                                                     YEAR ENDED                     SIX MONTHS ENDED
                                                  DECEMBER 31, 1996                   JUNE 30, 1997
                                          ---------------------------------  -------------------------------
CLASS B                                       SHARES            AMOUNT          SHARES           AMOUNT
-------                                   --------------   ---------------   ------------   ---------------
Shares sold ............................          72,803       $ 1,192,157         44,123      $    723,543
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
    income .............................          15,083           247,027          7,196           118,291
                                                --------       -----------       --------       -----------
                                                  87,886         1,439,184         51,319           841,834
Shares repurchased .....................         (34,314)         (559,635)       (97,983)       (1,605,665)
                                                --------       -----------       --------       -----------
Net increase (decrease) ................          53,572           879,549        (46,664)         (763,831)
                                                --------       -----------       --------       -----------
Decrease derived from
  capital shares transactions ..........        (238,969)      $(4,013,362)      (197,678)     $ (3,266,858)
                                                ========       ===========       ========      ============

--------------------------------------------------------------------------------
                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

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                                NEW ENGLAND FUNDS
-------------------------------------------------------------------------------

                                   STOCK FUNDS
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

   This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

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              NEW ENGLAND FUNDS(R)                             U.S. POSTAGE
        Where The Best Minds Meet(R)                               PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
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             399 Boylston Street

            Boston, Massachusetts

                    02116
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HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
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                  MA58-0697

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